Revenue and Operating Expenses (Details) - Schedule of disaggregation revenue per product segments - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue by home organization products:
Total revenue by home organization products	$ 6,343,344	$ 10,067,683	$ 7,237,628
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	5,164,205
Total revenue of the Group	11,507,549	10,067,683	7,237,628
Kitchen and food preservation [Member]
Revenue by home organization products:
Total revenue by home organization products	2,163,684	3,283,421	2,524,475
Home solutions [Member]
Revenue by home organization products:
Total revenue by home organization products	1,272,272	2,319,156	1,452,096
Bedroom [Member]
Revenue by home organization products:
Total revenue by home organization products	854,323	1,608,424	824,370
Bathroom [Member]
Revenue by home organization products:
Total revenue by home organization products	749,161	1,217,927	840,080
Laundry & Cleaning [Member]
Revenue by home organization products:
Total revenue by home organization products	691,272	826,188	825,874
Tech & mobility [Member]
Revenue by home organization products:
Total revenue by home organization products	553,977	769,767	770,733
Others [Member]
Revenue by home organization products:
Total revenue by home organization products	58,655	42,800
Fragrance [Member]
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	3,472,919
Color [Member]
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	642,876
Skin care [Member]
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	611,905
Toiletries [Member]
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	321,806
Others [Member]
Revenue by beauty and personal care products:
Total revenue of beauty and personal care products	$ 114,699